Share capital - Narrative (Details) - CHF (SFr) SFr / shares in Units, SFr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Share capital	SFr 33.5	SFr 33.5
Share capital, paid-in percentage	100.00%
Sale of treasury shares related to share-based compensation	SFr 26.4	0.5	SFr 0.0
Sale of treasury shares	28.4	0.7
Treasury shares
Disclosure of classes of share capital [line items]
Sale of treasury shares	SFr 0.5	SFr 0.2
Class A shares
Disclosure of classes of share capital [line items]
Number of shares registered (in shares)	299,998,125	299,998,125
Par value per share (in CHF per share)	SFr 0.10
Class A shares | Treasury shares
Disclosure of classes of share capital [line items]
Sale of shares held by On in treasury (in shares)	5,163,096
Purchase of On shares from employees (sell-to-cover) at current market price (in shares)	50,328
Class B Shares
Disclosure of classes of share capital [line items]
Number of shares registered (in shares)	345,437,500	345,437,500
Par value per share (in CHF per share)	SFr 0.01